UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio
December 31, 2014
unaudited
Bonds, notes & other debt instruments 90.86% Corporate bonds & notes 87.05% Telecommunication services 15.40%	Principal amount (000)	Value (000)
Altice Finco SA 6.50% 2022[1]	$11,600	$11,368
Altice Finco SA, First Lien, 7.25% 2022	€26,375	32,434
Altice Finco SA, First Lien, 7.75% 2022[1]	$43,625	43,816
Altice Finco SA 8.125% 2024[1]	7,375	7,228
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	13,650	16,448
Digicel Group Ltd. 7.00% 2020[1]	3,800	3,777
Digicel Group Ltd. 8.25% 2020[1]	97,200	94,770
Digicel Group Ltd. 6.00% 2021[1]	92,592	86,805
Digicel Group Ltd. 7.125% 2022[1]	59,275	55,274
Frontier Communications Corp. 8.125% 2018	38,226	43,100
Frontier Communications Corp. 8.50% 2020	27,442	30,735
Frontier Communications Corp. 6.25% 2021	48,125	48,486
Frontier Communications Corp. 9.25% 2021	51,625	59,821
Frontier Communications Corp. 8.75% 2022	16,925	18,998
Frontier Communications Corp. 7.125% 2023	22,050	22,546
Frontier Communications Corp. 7.625% 2024	49,598	51,334
Frontier Communications Corp. 6.875% 2025	18,050	18,095
Intelsat Jackson Holding Co. 7.25% 2020	31,325	33,165
Intelsat Jackson Holding Co. 6.625% 2022	136,625	141,065
Intelsat Luxembourg Holding Co. 6.75% 2018	7,600	7,790
LightSquared, Term Loan, 15.00% 2014[2,3,4,5]	32,210	32,210
MetroPCS Wireless, Inc. 6.25% 2021	164,375	168,854
MetroPCS Wireless, Inc. 6.625% 2023	139,200	143,237
Millicom International Cellular SA 4.75% 2020[1]	5,000	4,738
Millicom International Cellular SA 6.625% 2021[1]	24,000	25,080
NII Capital Corp. 10.00% 2016[6]	159,100	55,685
NII Capital Corp. 7.875% 2019[1,6]	127,080	92,133
NII Capital Corp. 8.875% 2019[6]	112,001	39,760
NII Capital Corp. 11.375% 2019[1,6]	196,970	142,803
NII Capital Corp. 7.625% 2021[6]	215,896	41,020
Numericable Group SA, First Lien, 4.875% 2019[1]	103,525	103,007
Numericable Group SA, First Lien, 6.00% 2022[1]	79,250	79,785
Numericable Group SA, First Lien, 6.25% 2024[1]	27,925	28,169
SoftBank Corp. 4.50% 2020[1]	76,560	75,699
Sprint Capital Corp. 6.90% 2019	5,000	5,125
Sprint Capital Corp. 8.75% 2032	1,800	1,751
Sprint Nextel Corp. 9.00% 2018[1]	19,050	21,715
Sprint Nextel Corp. 7.00% 2020	223,135	224,251
Sprint Nextel Corp. 7.25% 2021	103,625	103,236
Sprint Nextel Corp. 11.50% 2021	62,405	75,354
Sprint Nextel Corp. 7.875% 2023	81,450	80,815
Telecom Italia Capital SA 6.999% 2018	26,250	29,269
Telecom Italia Capital SA 7.175% 2019	8,310	9,546
T-Mobile US, Inc. 6.542% 2020	108,475	112,407
T-Mobile US, Inc. 6.731% 2022	36,600	37,835
T-Mobile US, Inc. 6.375% 2025	50,725	51,663
American High-Income Trust — Page 1 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Trilogy International Partners, LLC 10.25% 2016[1]	$106,840	$107,241
Wind Acquisition SA 4.75% 2020[1]	89,425	83,836
Wind Acquisition SA 7.375% 2021[1]	143,400	135,699
		2,938,978
Consumer discretionary 14.35%
Academy Sports 9.25% 2019[1]	10,000	10,550
Boyd Gaming Corp. 9.125% 2018	75,520	77,786
Boyd Gaming Corp. 9.00% 2020	75,930	78,113
Burger King Corp. 6.00% 2022[1]	78,300	80,649
Caesars Entertainment,Term Loan B, 7.00% 2020[4,5,7]	14,850	14,095
Carmike Cinemas, Inc. 7.375% 2019	14,000	14,945
CBS Outdoor Americas Inc. 5.25% 2022[1]	6,000	6,060
CEC Entertainment, Inc. 8.00% 2022	43,425	42,339
Cedar Fair, LP 5.375% 2024[1]	29,650	29,539
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[4,5,7]	24,800	24,583
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	112,415	116,912
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	120,725	122,838
Cinemark USA, Inc. 5.125% 2022	9,625	9,457
CityCenter Holdings, Term Loan B, 4.25% 2020[4,5,7]	9,275	9,219
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	54,650	57,792
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[4,5,7]	14,253	14,102
Cumulus Media Holdings Inc. 7.75% 2019	42,559	43,144
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,7]	28,455	27,584
Delta 2 (Formula One), Term Loan B, 4.75% 2021[4,5,7]	22,875	22,382
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,7]	64,000	62,480
DISH DBS Corp. 4.625% 2017	39,450	40,880
DISH DBS Corp. 4.25% 2018	68,900	70,536
DISH DBS Corp. 7.875% 2019	3,550	4,038
DISH DBS Corp. 5.125% 2020	36,675	37,042
Gannett Co., Inc. 5.125% 2019	14,455	14,853
Gannett Co., Inc. 4.875% 2021[1]	13,620	13,552
Gannett Co., Inc. 6.375% 2023	14,205	15,128
General Motors Co. 4.00% 2025	3,740	3,759
General Motors Co. 5.00% 2035	50,765	53,029
General Motors Financial Co. 3.00% 2017	13,335	13,502
General Motors Financial Co. 3.25% 2018	10,010	10,048
General Motors Financial Co. 3.50% 2019	12,595	12,874
General Motors Financial Co. 4.375% 2021	2,900	3,031
General Motors Financial Co. 4.25% 2023	1,500	1,534
Grupo Televisa, SAB 7.25% 2043	MXN68,660	4,009
Guitar Center, Inc. 9.625% 2020[1]	$10,600	6,996
Hilton Worldwide Finance LLC 5.625% 2021	13,790	14,479
Hilton Worldwide, Term Loan B, 3.50% 2020[4,5,7]	11,184	11,070
J.C. Penney Co., Inc. 7.95% 2017	5,300	5,168
J.C. Penney Co., Inc. 5.75% 2018	10,110	8,846
J.C. Penney Co., Inc. 8.125% 2019	12,000	10,620
Jaguar Land Rover PLC 4.25% 2019[1]	21,005	21,268
K. Hovnanian Enterprises, Inc. 7.00% 2019[1]	10,000	9,581
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[4,5,7]	17,239	17,058
Laureate Education, Inc. 9.25% 2019[1]	9,775	10,117
Limited Brands, Inc. 6.625% 2021	14,226	16,075
Marina District Finance Co. (Borgata), Term Loan B, 6.75% 2018[4,5,7]	45,750	45,601
Marina District Finance Co., Inc. 9.875% 2018	21,000	22,076
American High-Income Trust — Page 2 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McClatchy Co. 9.00% 2022	$26,750	$29,258
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	10,500	10,592
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	19,575	20,162
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	20,699
MGM Resorts International 6.625% 2015	3,575	3,647
MGM Resorts International 7.50% 2016	9,000	9,517
MGM Resorts International 8.625% 2019	35,330	40,232
MGM Resorts International 5.25% 2020	17,150	17,064
MGM Resorts International 6.75% 2020	4,100	4,315
MGM Resorts International 7.75% 2022	18,950	21,034
MGM Resorts International 6.00% 2023	32,750	33,077
Michaels Stores, Inc. 7.50% 2018[1,3,7]	3,790	3,875
Michaels Stores, Inc. 5.875% 2020[1]	30,710	31,171
Modular Space Corp., Second Lien, 10.25% 2019[1]	8,325	7,222
Mohegan Tribal Gaming Authority 11.00% 2018[1,3,7]	63,653	62,380
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	23,885	24,900
NCL Corp. Ltd. 5.00% 2018	17,350	17,437
NCL Corp. Ltd. 5.25% 2019[1]	23,912	24,211
Needle Merger Sub Corp. 8.125% 2019[1]	73,005	68,260
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	60,450	64,228
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3,7]	54,795	58,357
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,7]	51,453	50,474
PETCO Animal Supplies, Inc. 9.25% 2018[1]	47,050	49,402
Pinnacle Entertainment, Inc. 6.375% 2021	33,850	35,035
Playa Resorts Holding BV 8.00% 2020[1]	86,562	86,778
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[4,5,7]	5,754	5,668
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7,8]	15,673	—
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,6,7,8]	82,239	—
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	23,085
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,631
Schaeffler Holding Finance BV 6.875% 2018[3,7]	€19,000	23,968
Schaeffler Holding Finance BV 7.625% 2018[1,3,7]	$19,300	20,217
Schaeffler Holding Finance BV 6.25% 2019[1,3]	4,000	4,140
Seminole Tribe of Florida 7.804% 2020[1,4]	6,125	6,523
Six Flags Entertainment Corp. 5.25% 2021[1]	63,735	64,054
Stackpole Intl. 7.75% 2021[1]	46,810	47,044
Standard Pacific Corp. 5.875 2024	6,450	6,482
Station Casinos LLC 7.50% 2021	14,975	15,424
Time Inc. 5.75% 2022[1]	47,875	46,439
Time Inc., Term Loan B, 4.25% 2021[4,5,7]	33,780	33,527
Toys "R" Us, Inc. 7.375% 2018	5,525	3,660
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[4,5,7]	3,299	2,463
Univision Communications Inc. 8.50% 2021[1]	10,795	11,551
Univision Communications Inc. 6.75% 2022[1]	2,713	2,916
Univision Communications Inc., Term Loan C3, 4.00% 2020[4,5,7]	23,938	23,459
Univision Communications Inc., Term Loan D, 4.00% 2020[4,5,7]	5,939	5,821
VTR Finance BV 6.875% 2024[1]	23,000	23,517
Warner Music Group 13.75% 2019	17,725	20,295
Warner Music Group 6.00% 2021[1]	10,000	10,050
Warner Music Group 5.625% 2022[1]	15,375	14,952
Warner Music Group 6.75% 2022[1]	84,500	77,317
American High-Income Trust — Page 3 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Weather Company, Term Loan, 7.00% 2020[4,5,7]	$10,000	$9,550
Wynn Macau, Ltd. 5.25% 2021[1]	78,500	74,182
		2,738,601
Industrials 12.99%
AAF Holdings LLC 12.75% 2019[1,3,7]	52,670	51,305
ADS Waste Escrow 8.25% 2020	6,050	6,080
ADT Corp. 4.125% 2019	41,925	41,611
AECOM Technology Corp. 5.75% 2022[1]	23,339	23,922
AerCap Holdings NV 2.75% 2017[1]	15,875	15,577
Air Canada 8.75% 2020[1]	7,500	8,044
Air Canada 7.75% 2021[1]	19,600	20,458
Altegrity, Inc. 9.50% 2019[1]	151,950	144,732
ARAMARK Corp. 5.75% 2020	5,000	5,188
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	182,367	151,365
Avianca Holdings SA, 8.375% 2020[1]	5,825	6,029
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[4,5,7]	28,915	28,915
BakerCorp International, Inc. 8.25% 2019	21,400	19,474
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	12,870
Brunswick Rail Finance Ltd. 6.50% 2017[1]	9,651	4,246
Builders Firstsource 7.625% 2021[1]	43,540	44,737
CEVA Group PLC 4.00% 2018[1]	38,750	33,906
CEVA Group PLC 7.00% 2021[1]	9,475	9,191
CEVA Group PLC 9.00% 2021[1]	19,100	18,002
CEVA Group PLC, LOC, 6.50% 2021[4,5,7]	15,843	14,887
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,7]	22,872	21,492
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,7]	16,582	15,582
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,7]	2,859	2,687
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	2,430	2,546
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,813	2,974
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	550	572
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	2,443	2,569
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	362	393
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	2,494	2,761
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	5,495	5,921
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	3,609	3,868
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	2,276	2,543
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	247	280
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	2,177	2,254
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[4,5,7]	39,931	39,832
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[4,5,7]	17,423	17,379
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1]	7,650	7,975
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	7,926	9,134
Eletson Holdings Inc. 9.625% 2022[1]	19,450	19,158
Esterline Technologies Corp. 7.00% 2020	44,860	47,327
Euramax International, Inc. 9.50% 2016	82,380	77,025
Far East Capital Limited SA 8.00% 2018[1]	15,555	6,455
Far East Capital Limited SA 8.75% 2020[1]	26,960	11,188
Far East Capital Limited S.A., 8.75% 2020	9,600	3,984
Gardner Denver, Inc. 6.875% 2021[1]	6,000	5,790
Gardner Denver, Inc. Term Loan B, 4.25% 2020[4,5,7]	49,065	46,114
Gates Global LLC 6.00% 2022[1]	55,375	53,310
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,7]	16,110	15,710
Hardwoods Acquisition Inc 7.50% 2021[1]	34,850	34,502
American High-Income Trust — Page 4 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[2,4,5,7]	$2,399	$2,279
HD Supply, Inc. 7.50% 2020	43,525	45,810
HD Supply, Inc. 11.50% 2020	49,715	57,172
HD Supply, Inc. 5.25% 2021[1]	23,075	23,537
HDTFS Inc. 4.25% 2018	11,400	11,400
HDTFS Inc. 5.875% 2020	12,050	12,201
HDTFS Inc. 6.25% 2022	18,525	18,803
Huntington Ingalls Industries Inc. 5.00% 2021[1]	7,485	7,625
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[4,5,7]	41,500	41,310
KLX Inc. 5.875% 2022[1]	70,805	71,690
LMI Aerospace Inc. 7.375% 2019[1]	49,700	48,706
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	72,895	71,437
Navios Maritime Holdings Inc. 7.375% 2022[1]	38,750	36,038
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	33,535	29,678
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	42,024	42,444
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	27,245	27,926
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	45,600	46,056
Nortek Inc. 10.00% 2018	47,735	50,241
Nortek Inc. 8.50% 2021	83,777	90,060
Ply Gem Industries, Inc. 6.50% 2022	94,315	89,010
Ply Gem Industries, Inc. 6.50% 2022[1]	27,195	25,427
R.R. Donnelley & Sons Co. 7.25% 2018	25,900	28,749
R.R. Donnelley & Sons Co. 7.875% 2021	32,350	35,909
R.R. Donnelley & Sons Co. 7.00% 2022	30,000	32,325
R.R. Donnelley & Sons Co. 6.50% 2023	40,275	41,483
R.R. Donnelley & Sons Co. 6.00% 2024	33,125	32,794
Red de Carreteras de Occidente 9.00% 2028[4]	MXN151,560	10,057
Safway Group Holding 7.00% 2018[1]	$7,950	7,592
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	61,658	58,575
TRAC Intermodal 11.00% 2019	75,730	82,167
TransDigm Inc. 5.50% 2020	38,600	37,925
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[2,4,6]	1,135	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	3,628	3,891
United Rentals, Inc. 7.375% 2020	11,625	12,613
United Rentals, Inc. 7.625% 2022	25,575	28,248
US Investigations Services, Inc. 13.00% 2020[1,3]	53,108	23,625
US Investigations Services, Inc. 14.00% 2020[1,3,4]	4,358	1,939
US Investigations Services, Inc. 15.00% 2021[1,3]	10,239	3,065
Virgin Australia Holdings Ltd. 8.50% 2019[1]	48,100	48,882
Watco Companies 6.375% 2023[1]	19,240	19,144
		2,479,697
Health care 11.33%
Centene Corp. 5.75% 2017	40,985	43,649
Centene Corp. 4.75% 2022	37,120	37,259
Community Health Systems, Inc. 5.125% 2018	16,765	17,394
ConvaTec Finance International SA 8.25% 2019[1,3,7]	37,350	37,934
DJO Finance LLC 9.75% 2017	38,538	38,731
DJO Finance LLC 7.75% 2018	30,701	29,933
DJO Finance LLC 8.75% 2018	25,875	27,039
DJO Finance LLC 9.875% 2018	69,190	70,574
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	42,135	42,240
Forest Laboratories, Inc. 5.00% 2021[1]	54,303	58,887
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	3,000	3,076
American High-Income Trust — Page 5 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 3.75% 2019	$89,830	$90,167
HCA Inc. 6.50% 2020	48,610	54,589
HCA Inc. 5.00% 2024	22,050	22,712
inVentiv Health Inc, Term Loan B4, 7.75% 2018[4,5,7]	57,910	57,729
inVentiv Health Inc. 9.00% 2018[1]	174,065	178,417
inVentiv Health Inc. 11.00% 2018[1]	49,193	42,921
inVentiv Health Inc. 11.00% 2018[1]	23,183	20,343
inVentiv Health Inc. 12.00% 2018[1,3,7]	104,008	98,287
Jaguar Holding Co. 9.375% 2017[1,3,7]	2,075	2,126
Kindred Healthcare Inc., Term Loan B, 4.25% 2021[4,5,7]	18,619	18,107
Kindred Healthcare, Inc. 8.00% 2020[1]	46,975	50,146
Kinetic Concepts, Inc. 10.50% 2018	165,400	180,286
Kinetic Concepts, Inc. 12.50% 2019	158,212	175,615
Multiplan Inc., Term Loan B, 3.75% 2021[4,5,7]	66,864	65,150
Omnicare, Inc. 4.75% 2022	24,520	24,949
Omnicare, Inc. 5.00% 2024	5,685	5,856
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	61,675	55,507
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,7]	47,650	46,965
Patheon Inc. 7.50% 2022[1]	9,510	9,688
PRA Holdings, Inc. 9.50% 2023[1]	29,113	31,588
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,4,5,7,8]	25,576	25,448
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,4,5,7,8]	20,825	20,721
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,7,8]	50,437	50,185
Select Medical Holdings Corp. 6.375% 2021	47,025	47,965
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,266
Tenet Healthcare Corp., First Lien, 4.75% 2020	21,345	21,772
Tenet Healthcare Corp., First Lien, 6.00% 2020	60,615	65,242
Tenet Healthcare Corp., First Lien, 4.50% 2021	31,440	31,637
Tenet Healthcare Corp. 8.125% 2022	8,000	8,960
VPI Escrow Corp. 6.75% 2018[1]	60,675	64,696
VPI Escrow Corp. 6.375% 2020[1]	74,983	78,638
VPI Escrow Corp. 7.50% 2021[1]	6,635	7,191
VWR Funding, Inc. 7.25% 2017	93,799	98,372
		2,161,957
Energy 10.65%
Alpha Natural Resources, Inc. 9.75% 2018	53,105	24,163
Alpha Natural Resources, Inc. 6.00% 2019	35,300	11,296
Alpha Natural Resources, Inc. 7.50% 2020[1]	55,500	35,104
Alpha Natural Resources, Inc. 6.25% 2021	54,160	16,790
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,7]	46,225	40,909
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,7]	92,023	78,910
American Energy (Permian Basin) 7.125% 2020[1]	97,475	72,619
American Energy (Permian Basin) 7.375% 2021[1]	51,350	37,999
American Energy (Woodford LLC), 9.00% 2022[1]	91,175	59,264
Arch Coal, Inc. 7.00% 2019	85,016	25,930
Arch Coal, Inc. 8.00% 2019[1]	14,400	8,064
Arch Coal, Inc. 9.875% 2019	16,269	5,613
Arch Coal, Inc. 7.25% 2021	71,966	21,320
Arch Coal, Inc., Term Loan B1, 6.25% 2018[4,5,7]	28,311	23,540
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	62,140	60,120
Bonanza Creek Energy, Inc. 6.75% 2021	23,125	20,466
CONSOL Energy Inc. 8.25% 2020	64,725	67,395
CONSOL Energy Inc. 5.875% 2022[1]	20,700	19,355
American High-Income Trust — Page 6 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Denbury Resources Inc. 4.625% 2023	$11,675	$10,186
Ecopetrol SA 5.875% 2023	20,025	21,252
Jupiter Resources Inc. 8.50% 2022[1]	97,475	73,837
Laredo Petroleum, Inc. 9.50% 2019	33,850	33,850
Laredo Petroleum, Inc. 7.375% 2022	3,375	3,173
NGL Energy Partners LP 5.125% 2019[1]	13,350	12,833
NGL Energy Partners LP 6.875% 2021[1]	58,105	57,524
NGPL PipeCo LLC 7.119% 2017[1]	142,395	140,615
NGPL PipeCo LLC 9.625% 2019[1]	126,850	127,801
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[4,5,7]	10,560	10,217
Oasis Petroleum Inc. 6.875% 2022	15,200	13,908
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,372	5,050
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	5,957	5,465
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,4]	15,769	14,192
PDC Energy Inc. 7.75% 2022	101,050	96,503
Peabody Energy Corp. 7.375% 2016	2,225	2,297
Peabody Energy Corp. 6.00% 2018	134,197	122,455
Peabody Energy Corp. 6.25% 2021	50,065	42,993
Petrobras International Finance Co. 5.75% 2020	4,030	3,898
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	5,442	5,142
QGOG Constellation SA 6.25% 2019[1]	90,420	57,191
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	27,742
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	1,935	1,838
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	32,200	31,234
Rice Energy Inc. 6.25% 2022[1]	97,670	91,321
Sabine Pass Liquefaction, LLC 5.625% 2021	84,525	83,468
Sabine Pass Liquefaction, LLC 5.625% 2023	6,300	6,190
Sabine Pass Liquefaction, LLC 5.75% 2024	89,725	88,491
Samson Investment Co. 9.75% 2020	208,315	87,362
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,7]	2,800	2,214
Targa Resources Corp. 4.125% 2019[1]	11,225	10,860
Teekay Corp. 8.50% 2020	41,255	46,090
Tesoro Logistics LP 5.50% 2019[1]	18,050	17,960
Tesoro Logistics LP 6.25% 2022[1]	39,800	39,899
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	10,295	10,012
		2,033,920
Materials 7.86%
Algoma Steel Inc., Term Loan B, 7.50% 2019[4,5,7]	14,963	14,906
ArcelorMittal 5.00% 2017[7]	14,250	14,856
ArcelorMittal 10.35% 2019[7]	2,000	2,422
ArcelorMittal 6.00% 2021[7]	42,622	44,487
ArcelorMittal 6.75% 2022[7]	8,275	8,875
ArcelorMittal 7.25% 2041[7]	60,780	61,692
Ball Corp. 5.75% 2021	5,330	5,610
CEMEX Finance LLC 9.375% 2022[1]	27,075	30,324
First Quantum Minerals Ltd. 6.75% 2020[1]	132,522	120,595
First Quantum Minerals Ltd. 7.00% 2021[1]	138,096	124,977
First Quantum Minerals Ltd. 7.25% 2022[1]	8,575	7,739
FMG Resources 6.00% 2017[1]	163,133	156,506
FMG Resources 6.875% 2018[1,4]	31,904	29,033
FMG Resources 8.25% 2019[1]	7,750	7,082
Georgia Gulf Corp. 4.625% 2021	7,257	6,903
Georgia Gulf Corp. 4.875% 2023	17,160	16,259
American High-Income Trust — Page 7 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Graphic Packaging International, Inc. 4.75% 2021	$14,845	$15,031
JMC Steel Group Inc. 8.25% 2018[1]	138,965	132,538
LSB Industries, Inc. 7.75% 2019	59,495	62,172
Mirabela Nickel Ltd. 1.00% 2044[1,2,3]	287	287
OMNOVA Solutions Inc. 7.875% 2018	25,801	26,123
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	4,003
Owens-Illinois, Inc. 5.375% 2025[1]	2,940	2,973
Packaging Dynamics Corp. 8.75% 2016[1]	11,628	11,686
Paperworks Industries Inc. 9.50% 2019[1]	7,000	7,026
PQ Corp. 8.75% 2018[1]	9,190	9,546
Rayonier Advanced Materials Inc. 5.50% 2024[1]	51,205	42,308
Reynolds Group Inc. 7.125% 2019	5,700	5,907
Reynolds Group Inc. 7.875% 2019	5,805	6,131
Reynolds Group Inc. 9.875% 2019	43,510	46,338
Reynolds Group Inc. 5.75% 2020	175,760	181,033
Ryerson Inc. 9.00% 2017	42,230	43,497
Ryerson Inc. 11.25% 2018	47,657	50,993
Smurfit Capital Funding PLC 7.50% 2025	21,265	25,040
Solenis, Term Loan, 7.75% 2022[4,5,7]	35,995	35,185
Tembec Industries Inc. 9.00% 2019[1]	41,515	40,944
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€2,630	3,358
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$33,035	35,182
Walter Energy, Inc. 9.50% 2019[1]	68,535	52,429
Walter Energy, Inc. 9.875% 2020	15,100	3,171
Walter Energy, Inc. 11.00% 2020[1,3,7]	7,500	2,325
Walter Energy, Inc. 8.50% 2021	12,800	2,560
		1,500,052
Information technology 6.37%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	59,300	60,189
Alcatel-Lucent USA Inc. 6.75% 2020[1]	57,858	61,358
Alcatel-Lucent USA Inc. 8.875% 2020[1]	58,375	63,775
Compucom Systems Inc., 7.00% 2021[1]	12,825	11,094
First Data Corp. 7.375% 2019[1]	5,000	5,275
First Data Corp. 6.75% 2020[1]	5,079	5,435
First Data Corp. 8.25% 2021[1]	46,484	49,970
First Data Corp. 11.75% 2021	132,978	153,257
First Data Corp. 12.625% 2021	129,746	154,398
First Data Corp. 8.75% 2022[1,3,7]	16,963	18,320
Freescale Semiconductor, Inc. 10.75% 2020	17,830	19,524
Freescale Semiconductor, Inc. 5.00% 2021[1]	61,575	61,883
Freescale Semiconductor, Inc. 6.00% 2022[1]	65,405	68,512
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[4,5,7]	15,840	15,484
Global A&T Electronics Ltd. 10.00% 2019[1]	10,000	8,920
Lawson Software, Inc. 9.375% 2019	30,800	33,071
NXP BV and NXP Funding LLC 3.75% 2018[1]	27,000	27,135
Serena Software, Inc. Term Loan B 7.50% 2020[4,5,7]	74,600	74,413
SRA International, Inc. 11.00% 2019	77,912	83,171
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,7]	123,232	123,386
SunGard Data Systems Inc. 7.625% 2020	57,250	60,971
TIBCO Software, Inc., Term Loan B, 6.50% 2020[4,5,7]	17,000	16,490
TIBCO Software, Inc. 11.375% 2021[1]	42,075	40,813
		1,216,844
American High-Income Trust — Page 8 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 5.68%	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2031	$28,654	$36,534
American Tower Corp. 7.00% 2017	5,825	6,581
American Tower Corp. 7.25% 2019	3,019	3,529
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[7]	13,500	13,775
Bank of Ireland 10.0% 2022	€7,000	10,969
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,7]	$30,275	30,256
CIT Group Inc. 4.25% 2017	31,500	32,209
CIT Group Inc. 5.00% 2017	67,470	70,169
CIT Group Inc. 5.25% 2018	4,275	4,467
CIT Group Inc. 3.875% 2019	35,355	35,355
CIT Group Inc., Series C, 5.50% 2019[1]	16,675	17,644
Citigroup Inc., Series N, junior subordinated 5.80% (undated)[7]	45,571	45,685
Crescent Resources 10.25% 2017[1]	117,010	126,078
Crown Castle International Corp. 4.875% 2022	37,000	37,439
Genworth Financial, Inc., junior subordinated 6.15% 2066[7]	17,500	10,938
Goldman Sachs Group, Inc., Series L, 5.70% 2049[7]	4,815	4,888
Icahn Enterprises Finance Corp. 3.50% 2017	58,000	58,145
Icahn Enterprises Finance Corp. 6.00% 2020	9,650	9,990
International Lease Finance Corp. 8.625% 2015	4,250	4,441
Iron Mountain Inc. 6.00% 2023	950	993
Iron Mountain Inc. 5.75% 2024	20,000	20,225
iStar Financial Inc. 4.00% 2017	44,525	43,468
iStar Financial Inc., Series B, 9.00% 2017	34,965	38,374
iStar Financial Inc. 4.875% 2018	37,664	37,146
iStar Financial Inc. 5.00% 2019	45,550	44,411
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,7]	11,185	11,521
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,7]	39,908	46,892
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,7]	14,950	19,173
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,7]	12,500	17,938
Ocwen Financial Corp. 6.625% 2019[1]	17,650	16,238
Popular, Inc. 7.00% 2019	12,600	12,663
QBE Capital Funding III LP 7.25% 2041[1,7]	7,650	8,349
Realogy Corp. 4.50% 2019[1]	101,820	101,311
Realogy Corp. 7.625% 2020[1]	3,000	3,225
Realogy Corp. 9.00% 2020[1]	25,214	27,735
Realogy Corp. 5.25% 2021[1]	17,350	16,938
Realogy Corp., LOC, 4.40% 2016[4,5,7]	3,797	3,761
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,7]	15,376	17,375
Ryman Hospitality Properties, Inc. 5.00% 2021	10,600	10,600
Springleaf Finance Corp. 5.25% 2019	27,000	26,528
		1,083,956
Utilities 1.56%
AES Corp. 8.00% 2017	2,373	2,670
AES Corp. 8.00% 2020	18,650	21,401
AES Corp. 7.375% 2021	2,375	2,696
AES Corp. 4.875% 2023	7,000	6,982
AES Corp. 5.50% 2024	13,000	13,257
Calpine Corp. 5.375% 2023	34,500	34,888
Calpine Corp. 7.875% 2023[1]	2,748	3,043
Dynegy Finance Inc. 6.75% 2019[1]	18,680	19,030
Dynegy Finance Inc. 7.375% 2022[1]	28,840	29,381
Dynegy Finance Inc. 7.625% 2024[1]	19,955	20,379
Emgesa SA ESP 8.75% 2021	COP10,600,000	4,835
American High-Income Trust — Page 9 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enel Società per Azioni 8.75% 2073[1,7]	$15,000	$17,494
Midwest Generation, LLC, Series B, 8.56% 2016[2,4,6]	5,241	5,294
NRG Energy, Inc. 6.25% 2022	34,930	35,891
NRG Energy, Inc. 6.625% 2023	9,000	9,405
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[4,5,7]	11,287	11,351
TXU, Term Loan, 3.737% 2014[4,5,6,7]	5,802	3,790
TXU, Term Loan, 4.65% 2017[4,5,6,7]	86,979	56,319
		298,106
Consumer staples 0.86%
Albertson’s Holdings 7.75% 2022[1]	5,000	5,150
Brasil Foods SA 5.875% 2022[1]	2,515	2,667
C&S Group Enterprises LLC 5.375% 2022[1]	42,500	42,287
Constellation Brands, Inc. 3.875% 2019	1,250	1,263
Constellation Brands, Inc. 6.00% 2022	4,975	5,522
Constellation Brands, Inc. 4.25% 2023	3,000	2,985
Del Monte Corp. 7.625% 2019	51,796	51,019
Ingles Markets, Inc. 5.75% 2023	17,925	18,043
Rite Aid Corp. 8.00% 2020	14,000	15,033
Smithfield Foods, Inc. 7.75% 2017	7,850	8,694
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,020
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[4,5,7]	9,975	9,888
		163,571
Total corporate bonds & notes		16,615,682
Bonds & notes of governments & government agencies outside the U.S. 2.85%
Argentina (Republic of) 7.00% 2017	71,835	68,397
Ghana (Republic of) 7.875% 2023	32,505	30,230
Ghana (Republic of) 7.875% 2023[1]	760	707
Ghana (Republic of) 8.125% 2026[1,4]	7,365	6,831
Greece Government 4.75% 2019	€10,500	10,123
Greek Government 2.00%/3.00% 2023[9]	4,215	3,256
Greek Government 2.00%/3.00% 2024[9]	4,215	3,222
Greek Government 2.00%/3.00% 2025[9]	4,215	3,046
Greek Government 2.00%/3.00% 2026[9]	4,215	2,916
Greek Government 2.00%/3.00% 2027[9]	4,215	2,837
Greek Government 2.00%/3.00% 2028[9]	4,215	2,754
Greek Government 2.00%/3.00% 2029[9]	8,105	5,266
Greek Government 2.00%/3.00% 2030[9]	8,105	5,196
Greek Government 2.00%/3.00% 2031[9]	8,105	5,149
Greek Government 2.00%/3.00% 2032[9]	8,105	5,079
Greek Government 2.00%/3.00% 2033[9]	8,105	5,072
Greek Government 2.00%/3.00% 2034[9]	8,105	5,015
Greek Government 2.00%/3.00% 2035[9]	8,105	4,992
Greek Government 2.00%/3.00% 2036[9]	15,590	9,529
Greek Government 2.00%/3.00% 2037[9]	19,340	11,708
Greek Government 2.00%/3.00% 2038[9]	16,540	10,079
Greek Government 2.00%/3.00% 2039[9]	12,840	7,832
Greek Government 2.00%/3.00% 2040[9]	17,390	10,618
Greek Government 2.00%/3.00% 2041[9]	19,090	11,665
Greek Government 2.00%/3.00% 2042[9]	13,840	8,496
Hungarian Government 4.125% 2018	$10,020	10,446
Hungarian Government 6.25% 2020	5,800	6,547
American High-Income Trust — Page 10 of 19

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 7.28% 2019	INR5,550,000	$86,250
Indonesia (Republic of) 8.375% 2034	IDR311,300,000	25,457
Kenya (Rebulic of) 5.875 2019[1]	$1,985	2,015
Kenya (Republic of) 6.875% 2024[1]	32,205	33,896
Portuguese Government 5.125% 2024[1]	1,600	1,680
Portuguese Government 5.65% 2024	€9,110	13,678
Republic of Senegal 6.25% 2024[1]	$13,675	13,096
Slovenia (Republic of) 5.50% 2022[1]	14,600	16,242
Slovenia (Republic of) 5.85% 2023[1]	6,135	6,967
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	14,220
United Mexican States Government, Series M20, 10.00% 2024	MXN180,000	16,010
Zambia (Republic of) 5.375% 2022	$31,295	29,026
Zambia (Republic of) 8.50% 2024	26,405	28,968
		544,513
U.S. Treasury bonds & notes 0.69% U.S. Treasury 0.69%
U.S. Treasury 0.25% 2015	21,900	21,906
U.S. Treasury 4.00% 2015	42,300	42,500
U.S. Treasury 6.25% 2023[10]	50,000	66,603
Total U.S. Treasury bonds & notes		131,009
Municipals 0.27%
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1,6]	12,385	5,573
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	10,000	8,207
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	10,000	8,893
Puerto Rico Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	9,980	6,845
Puerto Rico Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	24,475	21,343
Puerto Rico University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	800	500
		51,361
Total bonds, notes & other debt instruments (cost: $18,199,491,000)		17,342,565
Convertible bonds 0.96% Financials 0.49%
Bank of Ireland 10.00% convertible notes 2016	€17,805	23,334
Lloyds Banking Group PLC 7.50% convertible notes 2049[7]	$47,009	47,949
Banco Bilbao Vizcaya Argentaria, SA 9.00% convertible notes 2049[7]	20,200	21,665
		92,948
Energy 0.24%
American Energy Utica, LLC 3.50% convertible notes 2021[1,3,7]	43,726	31,701
American Energy (Permian Basin) 8.00% convertible notes 2022[1,3]	17,500	15,313
		47,014
Information technology 0.14%
Liberty Media Corp. 3.50% convertible notes 2031	48,500	26,078
Materials 0.05%
Mirabela Nickel Ltd. 9.50% convertible notes 2019[1,3]	11,496	9,485
American High-Income Trust — Page 11 of 19

unaudited
Convertible bonds Telecommunication services 0.04%	Principal amount (000)	Value (000)
Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722	$8,436
Total convertible bonds (cost: $185,636,000)		183,961
Convertible stocks 1.32% Utilities 0.39%	Shares
Exelon Corp., convertible preferred, units	909,000	47,722
Dominion Resources, Inc., convertible preferred, Series A, units	500,000	26,005
		73,727
Financials 0.36%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	1,000,000	57,700
American Tower Corp., Series A, convertible preferred	100,000	11,496
		69,196
Industrials 0.33%
CEVA Group PLC, Series A-1, 3.253% convertible preferred[2]	47,121	47,121
CEVA Group PLC, Series A-2, 2.253% convertible preferred[2,11]	21,063	16,324
		63,445
Energy 0.24%
Chesapeake Energy Corporation 5.75% convertible preferred[1]	33,000	35,145
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	9,585
		44,730
Total convertible stocks (cost: $248,907,000)		251,098
Preferred securities 0.49% Financials 0.49%
Ally Financial Inc., Series G, 7.00%[1]	21,250	21,348
Ally Financial Inc., Series 2, 8.125% preferred	650,000	17,147
Morgan Stanley, Series I, depositary shares	758,000	19,185
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	9,684
Citigroup Inc., Series K, depositary shares	356,435	9,474
First Republic Bank, Series A, noncumulative convertible preferred	350,000	9,205
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	300,000	7,320
Total preferred securities (cost: $80,578,000)		93,363
Common stocks 1.52% Consumer discretionary 0.54%
Cooper-Standard Holdings Inc.[8,12]	1,663,543	96,286
Ford Motor Co.	410,210	6,358
Adelphia Recovery Trust, Series ACC-1[12]	10,643,283	26
Adelphia Recovery Trust, Series Arahova[12]	1,773,964	18
Five Star Travel Corp.[1,2,12]	83,780	18
Revel AC, Inc. (CVR)[2,8,11,12]	43,088,200	—
Revel AC, Inc.[2,8,11,12]	908,183	—
		102,706
American High-Income Trust — Page 12 of 19

unaudited
Common stocks Industrials 0.32%	Shares	Value (000)
CEVA Group PLC[1,2,12]	59,168	$45,855
Delta Air Lines, Inc.	299,769	14,746
United Continental Holdings, Inc.[12]	22,981	1,537
Quad/Graphics, Inc., Class A	9,252	212
Atrium Corp.[1,2,12]	10,987	11
		62,361
Financials 0.23%
American Tower Corp.	323,067	31,935
Citigroup Inc.	205,574	11,124
EME Reorganization Trust	41,998,595	1,092
		44,151
Health care 0.17%
Rotech Healthcare Inc.[2,8,12]	1,916,276	32,328
Materials 0.10%
NewPage Holdings Inc.[11]	206,200	18,042
Mirabela Nickel Ltd.[2,12]	34,668,323	821
		18,863
Energy 0.00%
General Maritime Corp.[1,2,12]	12,599	438
Petroplus Holdings AG2,12	3,360,000	—
		438
Miscellaneous 0.16%
Other common stocks in initial period of acquisition		30,255
Total common stocks (cost: $330,704,000)		291,102
Rights & warrants 0.01% Consumer discretionary 0.01%
Cooper-Standard Holdings Inc., warrants, expire 2017[8,12]	48,411	1,546
Liberman Broadcasting, Inc., warrants, expire 2022[2,11,12]	10	—
		1,546
Energy 0.00%
General Maritime Corp., warrants, expire 2017[1,2,12]	19,483	80
Total rights & warrants (cost: $5,447,000)		1,626
Short-term securities 1.87%	Principal amount (000)
Abbott Laboratories 0.16% due 2/24/2015[1]	$36,700	36,694
Apple Inc. 0.13% due 1/14/2015[1]	8,900	8,899
Army and Air Force Exchange Service 0.10% due 1/26/2015[1]	15,000	14,999
Chariot Funding, LLC 0.22% due 4/16/2015[1]	25,000	24,987
Chevron Corp. 0.08% due 2/4/2015[1]	7,500	7,499
Coca-Cola Co. 0.12% due 2/6/2015[1]	20,000	19,998
ExxonMobil Corp. 0.14% due 3/2/2015	25,000	24,994
Fannie Mae 0.07% due 1/5/2015	3,800	3,800
Federal Home Loan Bank 0.09% due 1/30/2015–2/6/2015	25,750	25,750
American High-Income Trust — Page 13 of 19

unaudited
Short-term securities	Principal amount (000)	Value (000)
Freddie Mac 0.09%–0.11% due 2/3/2015–3/19/2015	$46,400	$46,398
Google Inc. 0.09% due 1/14/2015[1]	22,800	22,799
Jupiter Securitization Co., LLC 0.27% due 8/21/2015[1]	50,000	49,884
Procter & Gamble Co. 0.12% due 1/8/2015[1]	11,600	11,600
U.S. Treasury Bills 0.13% due 6/25/2015	49,300	49,282
Wal-Mart Stores, Inc. 0.07% due 1/13/2015[1]	8,200	8,200
Total short-term securities (cost: $355,784,000)		355,783
Total investment securities 97.03% (cost: $19,406,547,000)		18,519,498
Other assets less liabilities 2.97%		567,747
Net assets 100.00%		$19,087,245
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American High-Income Trust — Page 14 of 19

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $225,747,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 12/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Colombian pesos	1/16/2015	Barclays Bank PLC	$4,502	COP10,880,000	$(75)
Euros	1/7/2015	Bank of America, N.A.	$7,120	€5,700	222
Euros	1/12/2015	JPMorgan Chase	$55,957	€45,000	1,498
Euros	1/15/2015	HSBC Bank	$46,921	€37,900	1,052
Euros	1/16/2015	UBS AG	$37,130	€29,800	1,064
Euros	1/16/2015	HSBC Bank	$14,581	€11,700	421
Euros	1/23/2015	UBS AG	$18,347	€14,750	494
Euros	1/23/2015	UBS AG	$35,967	€29,400	383
South African rand	1/16/2015	HSBC Bank	$7,631	ZAR85,900	224
					$5,283
Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average notional amount of interest rate swaps was $20,000,000 over the prior six-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 12/31/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.197%	7/22/2021	$20,000	$(262)
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average notional amount of credit default swaps was $127,837,000 over the prior 12-month period.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation at 12/31/2014 (000)
CDX North American High Yield Index Series 21	Intercontinental Exchange, Inc.	5.00%	12/20/2018	$17,820	$1,288
CDX North American High Yield Index Series 22	Intercontinental Exchange, Inc.	5.00	6/20/2019	28,710	1,969
CDX North American High Yield Index Series 23	Intercontinental Exchange, Inc.	5.00	12/20/2019	32,000	2,001
					$5,258
American High-Income Trust — Page 15 of 19

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2014, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/2014 (000)
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,7]	$48,999,901	$1,437,330	—	$50,437,231	$1,646	$50,185
Rotech Healthcare Inc.[2,12]	1,916,276	—	—	1,916,276	—	32,328
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,4,5,7]	$25,641,000	—	$64,750	$25,576,250	364	25,448
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,4,5,7]	$20,825,000	—	—	$20,825,000	538	20,721
Cooper-Standard Holdings Inc.[12]	1,663,543	—	—	1,663,543	—	96,286
Cooper-Standard Holdings Inc., warrants, expire 2017[12]	48,411	—	—	48,411	—	1,546
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7]	$15,286,433	$386,408	—	$15,672,841	—	—
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,6,7]	$82,238,556	—	—	$82,238,555	—	—
Revel AC, Inc.[2,11,12]	908,183	—	—	908,183	—	—
Revel AC, Inc. (CVR)[2,11,12]	43,088,200	—	—	43,088,200	—	—
					$2,548	$226,514

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,557,269,000, which represented 39.59% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $279,420,000, which represented 1.46% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,462,601,000, which represented 7.66% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Coupon rate may change periodically.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Step bond; coupon rate will increase at a later date.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,650,000, which represented .02% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NewPage Holdings Inc.	9/17/2009-1/9/2012	$32,075	$18,042.09%
CEVA Group PLC, Series A-2, 2.253% convertible preferred	5/2/2013	20,349	16,324.09
Revel AC, Inc.	2/14/2011-1/10/2012	45,288	-	.00
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	7,796	-	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012	-	-	.00
Total private placement securities		$ 105,508	$ 34,366.18%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles ("U.S. GAAP"). The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American High-Income Trust — Page 16 of 19

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 17 of 19

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$16,484,552	$131,130	$16,615,682
Other	—	726,883	—	726,883
Convertible bonds	—	183,961	—	183,961
Convertible stocks	187,653	63,445	—	251,098
Preferred securities	62,331	31,032	—	93,363
Common stocks	193,589	63,897	33,616	291,102
Rights & warrants	1,546	—	80	1,626
Short-term securities	—	355,783	—	355,783
Total	$445,119	$17,909,553	$164,826	$18,519,498

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$5,258	$—	$5,258
Unrealized appreciation on open forward currency contracts	—	5,358	—	5,358
Liabilities:
Unrealized depreciation on interest rate swaps	—	(262)	—	(262)
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)
Total	$—	$10,279	$—	$10,279
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$388,114
Gross unrealized depreciation on investment securities	(1,473,455)
Net unrealized depreciation on investment securities	(1,085,341)
Cost of investment securities	19,604,839

American High-Income Trust — Page 18 of 19

unaudited
Key to abbreviations and symbol
Auth. = Authority
CVR = Contingent Value Rights
Dev. = Development
Econ. = Economic
Fac. = Facility
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
COP = Colombian pesos
€ = Euros
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-021-0215O-S42206	American High-Income Trust — Page 19 of 19

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended December 31, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American High-Income Trust’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American High-Income Trust’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 27, 2015

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: February 27, 2015